Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000000939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		0.98%	0.48%	1.70%
C000000938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		1.31%	0.75%	1.96%
C000000943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		1.71%	0.82%	2.11%
C000000944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		1.45%	0.57%	1.85%
C000000949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		3.20%	1.22%	1.17%
C000000948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		3.46%	1.48%	1.42%
C000000954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		13.25%	17.85%	12.12%
C000000955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		12.98%	17.59%	11.86%
C000170067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		6.32%	16.12%	11.17%
C000170068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		11.02% [1]	16.62%	11.03%
C000170069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		13.11%	17.80%	12.09%
C000170066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		13.15%	17.85%	12.11%
C000000957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		11.47%	10.00%	10.12%
C000000956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		11.77%	10.28%	10.39%
C000000959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		10.73%	7.74%	8.92%
C000000960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		10.47%	7.47%	8.65%
C000000962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		12.05%	8.35%	6.04%
C000000961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		12.28%	8.63%	6.30%
C000000963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		11.36%	4.02%	6.12%
C000000964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		11.00%	3.77%	5.86%
C000000966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		11.12%	8.40%	8.12%
C000000965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		11.40%	8.67%	8.37%
C000000967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		2.95%	(0.74%)	1.76%
C000000968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		2.71%	(0.98%)	1.50%
C000000970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		4.06%	0.84%	1.80%
C000000969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		4.22%	1.06%	2.04%
C000069513 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		(0.94%)	1.10%	2.66%
C000069514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		(1.26%)	0.84%	2.40%
C000110248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		5.27%	1.75%	3.47%
C000110247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		5.51%	2.00%	3.72%
Without Sales Load [Member] | C000170067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		12.79%	17.51%	11.83%
Without Sales Load [Member] | C000170068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		11.94%	16.62%	11.03%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Average Annual Return, Percent		15.87%	14.74%	14.59%
S And P Municipal Bond Investment Grade Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Intermediate Index
Average Annual Return, Percent		2.12%	0.78%	2.25%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[2]	0.44%	0.65%	2.28%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index (broad-based index)
Average Annual Return, Percent		16.24%	14.34%	14.33%
Dow Jones U S Select DividendTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend™ Index
Average Annual Return, Percent		10.42%	15.46%	11.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Average Annual Return, Percent		15.84%	14.11%	13.98%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		8.17%	10.13%	8.88%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Average Annual Return, Percent		13.87%	10.15%	7.40%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		16.80%	5.21%	6.92%
Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Average Annual Return, Percent		10.39%	6.79%	7.44%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (broad-based index)
Average Annual Return, Percent		3.14%	(0.68%)	1.80%
Bloomberg U S Intermediate Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return, Percent		4.70%	0.73%	2.12%
Bloomberg U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit Bond Index (broad-based index)
Average Annual Return, Percent		3.00%	(0.83%)	1.95%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	[3]	0.08%	0.40%	2.18%
Bloomberg U S Intermediate Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent		5.57%	1.43%	2.94%
S And P Municipal Bond Investment Grade Short Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Short Index
Average Annual Return, Percent		3.43%	1.47%	1.59%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		12.58%	12.02%	10.88%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
[3]	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.